COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Annual Purchase Commitments Under Contracts (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Purchase commitments
2026	$ 1,603
Total	$ 1,603